Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings.
Borrowings

Note 25     Borrowings

Amounts in US$ ‘000	2025	2024
Notes due 2030
Nominal amount	441,679	—
Unamortized debt issuance costs	(3,469)	—
Accrued interests	16,095	—
	454,305	—
Notes due 2027
Nominal amount	94,667	500,000
Unamortized debt issuance costs	(797)	(7,993)
Accrued interests	2,372	12,528
	96,242	504,535

Local debt in Colombia	3,000	—

Local debt in Argentina (a)	—	9,798

Total borrowings	553,547	514,333

Classified as follows:
Current	18,467	22,326
Non-current	535,080	492,007
(a)	Fully repaid in July 2025.

On January 31, 2025, the Company successfully placed an aggregate principal amount of US$ 550,000,000 senior notes (the “Notes due 2030”) which were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non U.S. persons in accordance with Regulation S under the Securities Act. The Notes due 2030 are fully and unconditionally guaranteed jointly and severally by GeoPark Colombia S.L.U., GeoPark Colombia S.A.S., and GeoPark Argentina S.A. The Notes due 2030 were priced at 100% and carry a coupon of 8.75% per annum (yield 8.75% per annum). The debt issuance cost for this transaction amounted to US$ 5,034,000 (debt issuance effective rate: 8.98%). Final maturity of the Notes due 2030 will be January 31, 2030.

The indenture governing the Notes due 2030 includes incurrence test covenants that provide among other things, that, the Net Debt to Adjusted EBITDA ratio should not exceed 3.5 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indenture governing the Notes due 2030. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others.

The net proceeds from the Notes due 2030 were used by the Group to repurchase part of its Notes due 2027 for a nominal amount of US$ 405,333,000, to repay part of the outstanding prepayment under the agreement with Vitol (see Notes 28 and 29.1) and, the remainder for general corporate purposes, including capital expenditures.

From June to October 2025, the Company repurchased through open market transactions and cancelled with the Trustee, a total nominal amount of US$ 108,321,000 of its Notes due 2030 at an average price of US$ 0.90. The difference of US$ 10,157,000 between the carrying amount of the debt repurchased (net of the associated unamortized issuance costs) and the consideration paid was recognized as financial income in the Consolidated Statement of Income. See Note 14.

On December 24, 2025, GeoPark Colombia S.A.S. executed a loan agreement with Bancolombia Panamá, S.A. for US$ 3,000,000 to finance sustainable capital requirements associated to the Orinoquia Regenera project in Colombia. The loan carries a variable interest rate of SOFR risk-free rate plus a margin of 1.8% per annum and matures on December 20, 2029. Principal is repayable semi-annually in equal installments following a grace period of two years, and interest is payable semi-annually on the outstanding balance.

After the balance sheet date, GeoPark Colombia S.A.S. obtained two short-term loans from Bancolombia Panamá, S.A. totaling US$ 25,000,000 (US$ 17,000,000 and US$ 8,000,000), to fund the advance payment related to the proposed acquisition of Frontera Energy's E&P assets (see Note 36.1). The loans were disbursed on January 23, 2026. In February 2026, the terms of these loans were amended, and the loans were restructured to bear interest at a fixed annual rate of 5.06320% and to mature on February 3, 2027.

Additionally, on February 2026, GeoPark Colombia S.A.S. obtained a short-term bank loan from Citibank Colombia S.A. in an aggregate principal amount of Colombian Pesos 145,280,000,000 (equivalent to US$ 40,000,000), to support liquidity and working capital requirements in Colombia following the advance payment related to the proposed acquisition of Frontera Energy's E&P assets (see Note 36.1). The loan was disbursed on February 6, 2026, bears interest at a floating rate of IBR (the Colombian interbank reference rate) plus 1.53% per annum, and matures on February 3, 2027. In connection with this borrowing, we entered into a cross-currency swap arrangement with Citibank N.A., New York to hedge the foreign exchange exposure associated with the loan and to secure the Colombian peso cash flows required to service principal and interest payments.